Reserve for Losses and Loss Adjustment Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reserve for Losses and Loss Adjustment Expenses
Schedule of reconciliation of the beginning and ending reserve balances for losses and LAE on a net of reinsurance basis to the gross amounts

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$2,332	$3,755	$4,165	$4,432
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	735	751	1,013	3,187
Prior year	(92)	(19)	(54)	(1,517)
Total incurred	643	732	959	1,670
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	298	706	404	1,264
Prior year	1,249	622	3,292	1,679
Total payments	1,547	1,328	3,696	2,943
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	1,428	3,159	1,428	3,159
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	13,202	11,207	13,202	11,207
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$14,630	$14,366	$14,630	$14,366

	December 31,
	2018	2017	2016
	(in thousands)
Reserve for losses and loss adjustment expenses net of reinsurance recoverables at beginning of period	$4,432	$3,336	$1,562
Add: Incurred losses and loss adjustment expenses, net of reinsurance, related to:
Current year	8,165	12,257	7,472
Prior year	(1,891)	(132)	(180)
Total incurred	6,274	12,125	7,292
Deduct: Loss and loss adjustment expense payments, net of reinsurance, related to:
Current year	4,409	8,986	4,824
Prior year	2,132	2,043	694
Total payments	6,541	11,029	5,518
Reserve for losses and loss adjustment expense net of reinsurance recoverables at end of period	4,165	4,432	3,336
Add: Reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	11,896	13,352	1,442
Reserve for losses and loss adjustment expenses gross of reinsurance recoverables on unpaid losses and loss adjustment expenses at end of period	$16,061	$17,784	$4,778